UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

LS Theta Fund

Investor Class – LQTVX

Institutional Class – LQTIX

SEMI-ANNUAL REPORT

JUNE 30, 2018

LS Theta Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	15
Supplemental Information	23
Expense Example	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the LS Theta Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.liquidstrategiesllc.com

LS Theta Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Principal Amount		Value

	Collateralized Mortgage Obligations – 11.5%
	Fannie Mae REMICS
$3,296,461	Series 2015-94, Class EP, 3.000%, 7/25/2043	$3,211,854
3,773,002	Series 2016-31, Class UP, 3.000%, 8/25/2044	3,714,966
3,894,545	Series 2017-105, Class BA, 3.000%, 8/25/2044	3,845,095
	Freddie Mac REMICS
3,904,559	Series 4766, Class VC, 4.000%, 4/15/2029[1]	4,067,708
3,904,484	Series 4772, Class VL, 4.000%, 4/15/2029[1]	4,046,260
3,640,338	Series 4646, Class DA, 3.500%, 1/15/2042[1]	3,664,975
3,762,412	Series 4769, Class T, 4.500%, 3/15/2043[1]	3,894,910
3,830,182	Series 4746, Class NA, 3.500%, 4/15/2043[1]	3,851,891
3,511,293	Series 4314, Class PD, 3.750%, 7/15/2043[1]	3,588,429
3,736,091	Series 4795, Class WA, 3.500%, 12/15/2044[1]	3,749,100
3,899,695	Series 4727, Class PA, 3.000%, 3/15/2046[1]	3,867,394
3,921,913	Government National Mortgage Association 2.750%, 4/20/2046[1]	3,830,474

	Total Collateralized Mortgage Obligations (Cost $45,820,824)	45,333,056

	Corporate Bonds – 70.4%
	Communications – 3.7%
2,350,000	21st Century Fox America, Inc. 3.000%, 9/15/2022	2,304,377
2,500,000	AT&T, Inc. 3.245% (LIBOR 3 Month+89 basis points), 2/15/2023[2,3,4]	2,526,378
	Comcast Corp.
2,750,000	5.150%, 3/1/2020	2,839,213
3,350,000	2.750%, 3/1/2023[1,4]	3,222,419
2,750,000	NBCUniversal Enterprise, Inc. 1.974%, 4/15/2019[3]	2,729,787
1,100,000	Verizon Communications, Inc. 3.105% (LIBOR 3 Month+77 basis points), 6/17/2019[2]	1,106,249
		14,728,423
	Consumer Discretionary – 7.5%
1,500,000	eBay, Inc. 3.229% (LIBOR 3 Month+87 basis points), 1/30/2023[2]	1,507,770
	Ford Motor Credit Co. LLC
1,000,000	2.681%, 1/9/2020	990,986
1,500,000	3.331% (LIBOR 3 Month+100 basis points), 1/9/2020[2]	1,510,973
	General Motors Financial Co., Inc.
2,500,000	3.898% (LIBOR 3 Month+155 basis points), 1/14/2022[2]	2,562,890
3,000,000	3.450%, 4/10/2022[1]	2,950,449
2,500,000	3.644% (LIBOR 3 Month+131 basis points), 6/30/2022[2]	2,541,622

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
	Home Depot, Inc.
$2,750,000	2.000%, 6/15/2019[1,4]	$2,734,190
2,350,000	2.700%, 4/1/2023[1]	2,295,729
	Lowe's Cos., Inc.
1,850,000	1.150%, 4/15/2019	1,829,530
1,850,000	3.875%, 9/15/2023[1]	1,904,070
2,200,000	McDonald's Corp. 2.100%, 12/7/2018	2,195,994
2,000,000	Southwest Airlines Co. 2.650%, 11/5/2020[1]	1,974,038
2,750,000	Starbucks Corp. 2.100%, 2/4/2021[1]	2,672,964
2,000,000	Toyota Motor Credit Corp. 2.801% (LIBOR 3 Month+48 basis points), 9/8/2022[2]	2,011,726
		29,682,931
	Consumer Staples – 4.1%
	Altria Group, Inc.
2,975,000	9.700%, 11/10/2018	3,048,069
3,250,000	4.750%, 5/5/2021[4]	3,376,695
2,500,000	Coca-Cola Co. 1.650%, 11/1/2018	2,490,782
1,550,000	Estee Lauder Cos., Inc. 1.800%, 2/7/2020	1,524,658
2,500,000	Mead Johnson Nutrition Co. 3.000%, 11/15/2020	2,488,515
3,000,000	Target Corp. 3.875%, 7/15/2020[4]	3,061,308
		15,990,027
	Energy – 2.5%
1,500,000	BP Capital Markets PLC (United Kingdom) 2.969% (LIBOR 3 Month+63 basis points), 9/26/2018[2,5]	1,502,379
2,500,000	Chevron Corp. 1.961%, 3/3/2020[1,4]	2,468,865
2,700,000	EOG Resources, Inc. 5.625%, 6/1/2019	2,764,633
2,975,000	Shell International Finance B.V. (Netherlands) 1.375%, 9/12/2019[5]	2,927,391
		9,663,268
	Financials – 28.1%
	Aflac, Inc.
2,100,000	2.400%, 3/16/2020[4]	2,077,142
2,795,000	3.625%, 11/15/2024[4]	2,770,630

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$2,750,000	American Express Credit Corp. 2.751% (LIBOR 3 Month+43 basis points), 3/3/2020[1,2,4]	$2,756,991
2,215,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	2,317,634
2,975,000	Australia & New Zealand Banking Group Ltd. (Australia) 1.600%, 7/15/2019[5]	2,935,483
	Bank of America Corp.
1,850,000	2.600%, 1/15/2019	1,848,973
1,850,000	2.250%, 4/21/2020	1,825,097
1,850,000	5.000%, 5/13/2021[4]	1,932,680
850,000	Bank of New York Mellon Corp. 3.409% (LIBOR 3 Month+105 basis points), 10/30/2023[1,2]	864,643
2,835,000	Barclays PLC (United Kingdom) 4.463% (LIBOR 3 Month+211 basis points), 8/10/2021[2,5]	2,943,603
3,475,000	Berkshire Hathaway, Inc. 2.200%, 3/15/2021[1,4]	3,420,648
1,750,000	BNP Paribas S.A. (France) 2.450%, 3/17/2019[5]	1,744,955
2,950,000	Capital One Financial Corp. 4.750%, 7/15/2021[4]	3,051,061
2,000,000	Citigroup, Inc. 3.730% (LIBOR 3 Month+143 basis points), 9/1/2023[1,2]	2,042,316
	Commonwealth Bank of Australia
3,000,000	1.375%, 9/6/2018[3,5]	2,994,966
2,475,000	2.250%, 3/13/2019[5]	2,469,845
2,000,000	3.144% (LIBOR 3 Month+83 basis points), 9/6/2021[2,3,5]	2,022,590
2,750,000	Fifth Third Bank 2.300%, 3/15/2019[1,4]	2,740,944
	Goldman Sachs Group, Inc.
1,850,000	2.625%, 1/31/2019	1,848,772
2,350,000	2.300%, 12/13/2019[1]	2,326,312
2,550,000	2.600%, 12/27/2020[1,4]	2,508,180
2,000,000	3.359% (LIBOR 3 Month+100 basis points), 7/24/2023[1,2]	2,008,446
2,000,000	4.109% (LIBOR 3 Month+175 basis points), 10/28/2027[1,2]	2,042,102
3,250,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	3,350,656
3,000,000	Huntington Bancshares, Inc. 3.150%, 3/14/2021[1]	2,985,114
2,250,000	Huntington National Bank 2.375%, 3/10/2020[1]	2,220,989
2,825,000	JPMorgan Chase & Co. 4.500%, 1/24/2022	2,923,652
2,750,000	KeyBank N.A. 1.600%, 8/22/2019	2,709,908

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$2,750,000	Manufacturers & Traders Trust Co. 2.250%, 7/25/2019[1]	$2,731,971
2,750,000	Mastercard, Inc. 2.000%, 4/1/2019	2,739,226
2,294,000	MetLife, Inc. 4.750%, 2/8/2021	2,383,305
	Morgan Stanley
2,800,000	2.650%, 1/27/2020	2,780,725
3,000,000	5.750%, 1/25/2021	3,172,869
2,000,000	3.583% (LIBOR 3 Month+122 basis points), 5/8/2024[1,2]	2,021,346
3,210,000	Nasdaq, Inc. 5.550%, 1/15/2020	3,328,776
3,350,000	Simon Property Group LP 4.375%, 3/1/2021[1,4]	3,450,899
2,750,000	Sumitomo Mitsui Banking Corp. (Japan) 2.250%, 7/11/2019[5]	2,726,963
1,085,000	TD Ameritrade Holding Corp. 5.600%, 12/1/2019	1,123,414
2,475,000	U.S. Bancorp 2.200%, 4/25/2019[1]	2,465,788
2,550,000	UBS A.G. (Switzerland) 2.375%, 8/14/2019[5]	2,534,483
	Wells Fargo & Co.
2,475,000	2.150%, 1/15/2019	2,466,971
2,975,000	2.550%, 12/7/2020	2,929,036
	Westpac Banking Corp.
2,750,000	4.875%, 11/19/2019[5]	2,820,163
3,250,000	2.150%, 3/6/2020[5]	3,198,357
		110,558,624
	Health Care – 7.9%
1,750,000	AbbVie, Inc. 2.500%, 5/14/2020[1]	1,729,693
	Amgen, Inc.
2,975,000	5.700%, 2/1/2019[4]	3,024,257
2,975,000	2.200%, 5/22/2019[1]	2,959,247
3,000,000	Cigna Corp. 3.250%, 4/15/2025[1,4]	2,825,142
	CVS Health Corp.
2,700,000	2.250%, 12/5/2018[1]	2,692,915
3,000,000	4.750%, 12/1/2022[1,4]	3,114,948
	Gilead Sciences, Inc.
2,475,000	1.850%, 9/4/2018[4]	2,472,686
2,255,000	2.550%, 9/1/2020	2,228,603

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Health Care (Continued)
	Merck & Co., Inc.
$3,750,000	3.875%, 1/15/2021[1]	$3,823,886
2,805,000	2.800%, 5/18/2023	2,746,636
895,000	Stryker Corp. 2.000%, 3/8/2019	890,477
2,750,000	UnitedHealth Group, Inc. 2.700%, 7/15/2020	2,734,383
		31,242,873
	Industrials – 4.8%
2,000,000	Burlington Northern Santa Fe LLC 3.000%, 3/15/2023[1]	1,963,594
	Caterpillar Financial Services Corp.
2,250,000	2.100%, 6/9/2019	2,237,956
2,975,000	1.700%, 8/9/2021	2,850,612
2,975,000	Caterpillar, Inc. 3.900%, 5/27/2021[4]	3,045,499
3,350,000	General Electric Co. 2.743% (LIBOR 3 Month+38 basis points), 5/5/2026[2,4]	3,232,599
1,750,000	Honeywell International, Inc. 1.800%, 10/30/2019	1,728,536
2,975,000	Illinois Tool Works, Inc. 6.250%, 4/1/2019[4]	3,054,703
850,000	United Parcel Service, Inc. 2.710% (LIBOR 3 Month+38 basis points), 5/16/2022[2]	855,426
		18,968,925
	Materials – 3.7%
	EI du Pont de Nemours & Co.
2,500,000	2.888% (LIBOR 3 Month+53 basis points), 5/1/2020[2]	2,509,215
2,740,000	3.625%, 1/15/2021	2,776,661
2,500,000	Monsanto Co. 2.200%, 7/15/2022[1]	2,338,568
2,300,000	Newmont Mining Corp. 3.500%, 3/15/2022[1]	2,289,047
	Praxair, Inc.
2,500,000	1.250%, 11/7/2018	2,488,355
2,225,000	4.500%, 8/15/2019	2,276,965
		14,678,811
	Technology – 4.9%
1,500,000	Apple, Inc. 2.869% (LIBOR 3 Month+50 basis points), 2/9/2022[2,4]	1,518,947
	Cisco Systems, Inc.
2,475,000	4.950%, 2/15/2019	2,510,697

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Technology (Continued)
$2,975,000	2.450%, 6/15/2020[4]	$2,957,269
	Oracle Corp.
1,975,000	2.375%, 1/15/2019	1,974,915
2,475,000	3.875%, 7/15/2020	2,523,233
2,850,000	2.500%, 5/15/2022[1]	2,776,615
	QUALCOMM, Inc.
2,750,000	2.250%, 5/20/2020	2,710,694
2,500,000	3.089% (LIBOR 3 Month+73 basis points), 1/30/2023[2]	2,494,817
		19,467,187
	Utilities – 3.2%
2,750,000	Duke Energy Progress LLC 5.300%, 1/15/2019	2,799,998
2,950,000	Edison International 2.125%, 4/15/2020	2,893,675
1,350,000	Florida Power & Light Co. 3.250%, 6/1/2024[1]	1,340,341
2,850,000	Georgia Power Co. 4.250%, 12/1/2019[4]	2,903,201
2,700,000	Southern Co. 2.350%, 7/1/2021[1]	2,617,264
		12,554,479
	Total Corporate Bonds (Cost $281,646,962)	277,535,548

	U.S. Government Agencies – 1.0%
3,769,574	Fannie Mae Pool 3.000%, 1/1/2032	3,750,428

	Total U.S. Government Agencies (Cost $3,800,673)	3,750,428

	U.S. Treasury Notes – 15.6%
	United States Treasury Note
7,550,000	4.000%, 8/15/2018[4]	7,569,336
11,550,000	3.750%, 11/15/2018[4]	11,619,034
7,550,000	2.750%, 2/15/2019[4]	7,573,745
7,500,000	3.125%, 5/15/2019	7,550,978
10,000,000	3.375%, 11/15/2019	10,121,680
7,500,000	3.625%, 2/15/2020	7,633,447
9,000,000	3.500%, 5/15/2020	9,159,606

	Total U.S. Treasury Notes (Cost $61,321,732)	61,227,826

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Contracts		Value

	Purchased Options Contracts – 0.1%
	Put Options – 0.1%
	S&P 500 Index
240	Exercise Price: $2,615.00, Notional Amount: $62,760,000, Expiration Date: July 2, 2018	$6,000
750	Exercise Price: $2,680.00, Notional Amount: $201,000,000, Expiration Date: July 2, 2018	146,250
240	Exercise Price: $2,620.00, Notional Amount: $62,880,000, Expiration Date: July 3, 2018	13,200
240	Exercise Price: $2,605.00, Notional Amount: $62,520,000, Expiration Date: July 6, 2018	34,800
750	Exercise Price: $2,650.00, Notional Amount: $198,750,000, Expiration Date: July 6, 2018	277,500
240	Exercise Price: $2,575.00, Notional Amount: $61,800,000, Expiration Date: July 9, 2018	38,400

	Total Put Options (Cost $1,545,390)	516,150

	Total Purchased Options Contracts (Cost $1,545,390)	516,150

Principal Amount

	Short-Term Investments – 1.0%
$4,051,373	UMB Money Market Fiduciary, 0.25%[6]	4,051,373

	Total Short-Term Investments (Cost $4,051,373)	4,051,373

	Total Investments – 99.6% (Cost $398,186,954)	392,414,381
	Other Assets in Excess of Liabilities – 0.4%	1,659,344

	Total Net Assets – 100.0%	$394,073,725

Number of Contracts

	WRITTEN Options Contracts – (1.1)%
	Put Options – (1.1)%
	S&P 500 Index
(240)	Exercise Price: $2,755.00, Notional Amount: $(66,120,000), Expiration Date: July 2, 2018	(847,200)
(240)	Exercise Price: $2,760.00, Notional Amount: $(66,240,000), Expiration Date: July 3, 2018	(966,000)
(240)	Exercise Price: $2,745.00, Notional Amount: $(65,880,000), Expiration Date: July 6, 2018	(758,400)
(240)	Exercise Price: $2,710.00, Notional Amount: $(65,040,000), Expiration Date: July 9, 2018	(417,600)

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Contracts		Value

	WRITTEN Options Contracts (Continued)
	Put Options (Continued)
	S&P 500 Index (Continued)
(240)	Exercise Price: $2,710.00, Notional Amount: $(65,040,000), Expiration Date: July 11, 2018	$(496,800)
(240)	Exercise Price: $2,725.00, Notional Amount: $(65,400,000), Expiration Date: July 13, 2018	(688,800)

	Total Put Options (Proceeds $2,920,758)	(4,174,800)

	Total WRITTEN Options Contracts (Proceeds $2,920,758)	$(4,174,800)

LP – Limited Partnership

PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,273,721 which represents 2.6% of Net Assets.
[4]	All or a portion of this security is segregated as collateral for open written options contracts.
[5]	Foreign security denominated in U.S. Dollars.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

LS Theta Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Collateralized Mortgage Obligations	11.5%
Corporate Bonds
Financials	28.1%
Health Care	7.9%
Consumer Discretionary	7.5%
Technology	4.9%
Industrials	4.8%
Consumer Staples	4.1%
Communications	3.7%
Materials	3.7%
Utilities	3.2%
Energy	2.5%
Total Corporate Bonds	70.4%
U.S. Government Agencies	1.0%
U.S. Treasury Notes	15.6%
Purchased Options Contracts	0.1%
Short-Term Investments	1.0%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

LS Theta Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $396,641,564)	$391,898,231
Purchased options contracts, at value (cost $1,545,390)	516,150
Cash	83,765
Cash deposited with broker for written options contracts	4,725,574
Receivables:
Investment securities sold	572,887
Fund shares sold	46,840
Dividends and interest	2,902,894
Prepaid expenses	35,324
Total assets	400,781,665

Liabilities:
Written options contracts, at value (proceeds $2,920,758)	4,174,800
Payables:
Investment securities purchased	829,687
Fund shares redeemed	1,274,930
Advisory fees	302,753
Shareholder servicing fees (Note 8)	46,220
Distribution fees (Note 7)	324
Fund administration fees	34,233
Fund accounting fees	14,624
Auditing fees	9,950
Transfer agent fees and expenses	9,527
Custody fees	4,632
Trustees' deferred compensation (Note 3)	981
Accrued other expenses	5,279
Total liabilities	6,707,940

Net Assets	$394,073,725

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$408,943,657
Accumulated net investment loss	(2,089,731)
Accumulated net realized loss on investments, purchased options contracts and written options contracts	(5,753,586)
Net unrealized depreciation on:
Investments	(4,743,333)
Purchased options contracts	(1,029,240)
Written options contracts	(1,254,042)
Net Assets	$394,073,725

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$1,493,424
Shares of beneficial interest issued and outstanding	29,491
Net asset value, offering and redemption price per share	$50.64

Institutional Class Shares:
Net assets applicable to shares outstanding	$392,580,301
Shares of beneficial interest issued and outstanding	7,679,107
Net asset value, offering and redemption price per share	$51.12

See accompanying Notes to Financial Statements.

LS Theta Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Interest	$4,140,962
Total investment income	4,140,962

Expenses:
Advisory fees	1,878,243
Interest Expense	157,217
Fund administration fees	153,887
Shareholder servicing fees (Note 8)	111,963
Fund accounting fees	66,379
Transfer agent fees and expenses	31,382
Custody fees	23,619
Registration fees	22,355
Miscellaneous	15,484
Legal fees	12,814
Auditing fees	10,367
Shareholder reporting fees	8,132
Chief Compliance Officer fees	6,550
Trustees' fees and expenses	4,323
Distribution fees (Note 7)	2,644
Insurance fees	630
Total expenses	2,505,989
Advisory fees waived	(144,266)
Net expenses	2,361,723
Net investment income	1,779,239

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(18,256)
Purchased options contracts	9,669,454
Written options contracts	(18,185,946)
Net realized loss	(8,534,748)
Net change in unrealized appreciation/depreciation on:
Investments	(3,971,016)
Purchased options contracts	(1,050,198)
Written options contracts	(879,636)
Net change in unrealized appreciation/depreciation	(5,900,850)
Net realized and unrealized loss	(14,435,598)

Net Decrease in Net Assets from Operations	$(12,656,359)

See accompanying Notes to Financial Statements.

LS Theta Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,779,239	$(87,900)
Net realized gain (loss) on investments, purchased options contracts
and written options contracts	(8,534,748)	5,834,919
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and written options contracts	(5,900,850)	(1,124,568)
Net increase (decrease) in net assets resulting from operations	(12,656,359)	4,622,451

Distributions to Shareholders:
From net investment income:
Investor Class	(16,205)	-
Institutional Class	(3,852,765)	-
From net realized gain:
Investor Class	-	(25,909)
Institutional Class	-	(3,283,323)
Total distributions to shareholders	(3,868,970)	(3,309,232)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	227,357	2,729,251
Institutional Class	89,774,976	360,471,035
Reinvestment of distributions:
Investor Class	15,757	25,909
Institutional Class	1,953,437	1,788,708
Cost of shares redeemed:
Investor Class[1]	(1,226,558)	(2,299,224)
Institutional Class[2]	(36,041,649)	(56,587,640)
Net increase in net assets from capital transactions	54,703,320	306,128,039

Total increase in net assets	38,177,991	307,441,258

Net Assets:
Beginning of period	355,895,734	48,454,476
End of period	$394,073,725	$355,895,734

Accumulated net investment loss	$(2,089,731)	$-

Capital Share Transactions:
Shares sold:
Investor Class	4,324	53,036
Institutional Class	1,719,634	6,751,578
Shares reinvested:
Investor Class	311	490
Institutional Class	38,213	33,534
Shares redeemed:
Investor Class	(23,801)	(43,838)
Institutional Class	(695,003)	(1,080,881)
Net increase from capital share transactions	1,043,678	5,713,919

[1]	Net of redemption fee proceeds of $0 and $131, respectively.
[2]	Net of redemption fee proceeds of $0 and $2,683, respectively.

See accompanying Notes to Financial Statements.

LS Theta Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended December 31,			For the Period March 31, 2014* through
	June 30, 2018 (Unaudited)	2017	2016	2015	December 31, 2014[1]
Net asset value, beginning of period	$52.89	$50.61	$48.70	$48.75	$50.00
Income from Investment Operations:
Net investment income (loss)	0.18 [2]	(0.18)[2]	(0.60)[2]	(0.71)[2]	(0.75)
Net realized and unrealized gain (loss) on investments	(1.99)	2.97	3.41	1.92	- [3]
Total from investment operations	(1.81)	2.79	2.81	1.21	(0.75)

Less Distributions:
From net investment income	(0.44)	-	-	-	-
From net realized gain	-	(0.51)	(0.90)	(1.26)	(0.50)
Total distributions	(0.44)	(0.51)	(0.90)	(1.26)	(0.50)

Redemption fee proceeds[2]	-	- [3]	-	-	-

Net asset value, end of period	$50.64	$52.89	$50.61	$48.70	$48.75

Total return[4]	(3.42)%[5]	5.50%	5.77%	2.45%	(1.55)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,493	$2,574	$1,972	$572	$189

Ratio of expenses to average net assets (including interest expense)
Before fees waived and expenses absorbed	1.58%[7]	1.75%	2.72%[6]	3.92%	4.32%[7]
After fees waived and expenses absorbed	1.50%[7,8]	1.50%[8]	1.51%[6]	1.50%	1.50%[7]

Ratio of net investment loss to average net assets (including interest expense)
Before fees waived and expenses absorbed	(0.62)%[7]	(0.59)%	(2.40)%	(3.84)%	(4.29)%[7]
After fees waived and expenses absorbed	(0.70)%[7]	(0.34)%	(1.19)%	(1.42)%	(1.47)%[7]

Portfolio turnover rate	2%[5]	3%	-%	-%	-%[5]

*	Commencement of operations.
[1]	The Fund had a 1-5 reverse stock split with ex and payable dates of August 7, 2015. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split. See Note 12 for more information.
[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2016.
[7]	Annualized.
[8]	Effective May 1, 2017, interest expense is included in annual operating expense limitation.

See accompanying Notes to Financial Statements.

LS Theta Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended December 31,			For the Period March 31, 2014* through
	June 30, 2018 (Unaudited)	2017	2016	2015	December 31, 2014[1]
Net asset value, beginning of period	$53.40	$50.97	$48.91	$48.80	$50.00
Income from Investment Operations:
Net investment income (loss)	0.25 [2]	(0.05)[2]	(0.47)[2]	(0.59)[2]	(0.80)
Net realized and unrealized gain (loss) on investments	(2.02)	2.99	3.43	1.96	0.10
Total from investment operations	(1.77)	2.94	2.96	1.37	(0.70)

Less Distributions:
From net investment income	(0.51)	-	-	-	-
From net realized gain	-	(0.51)	(0.90)	(1.26)	(0.50)
Total distributions	(0.51)	(0.51)	(0.90)	(1.26)	(0.50)

Redemption fee proceeds[2]	-	- [3]	- [3]	- [3]	-	[3]

Net asset value, end of period	$51.12	$53.40	$50.97	$48.91	$48.80

Total return[4]	(3.31)%[5]	5.76%	6.05%	2.78%	(1.45)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$392,581	$353,322	$46,482	$16,032	$5,569

Ratio of expenses to average net assets (including interest expense)
Before fees waived and expenses absorbed	1.33%[7]	1.50%	2.47%[6]	3.67%	4.07%[7]
After fees waived and expenses absorbed	1.25%[7,8]	1.25%[8]	1.26%[6]	1.25%	1.25%[7]

Ratio of net investment loss to average net assets (including interest expense)
Before fees waived and expenses absorbed	(0.87)%[7]	(0.34)%	(2.15)%	(3.59)%	(4.04)%[7]
After fees waived and expenses absorbed	(0.95)%[7]	(0.09)%	(0.94)%	(1.17)%	(1.22)%[7]

Portfolio turnover rate	2%[5]	3%	-%	-%	-	% [5]

*	Commencement of operations.
[1]	The Fund had a 1-5 reverse stock split with ex and payable dates of August 7, 2015. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split. See Note 12 for more information.
[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2016.
[7]	Annualized.
[8]	Effective May 1, 2017, interest expense is included in annual operating expense limitation.

See accompanying Notes to Financial Statements.

LS Theta Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

Note 1 – Organization

LS Theta Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to generate current income with a low correlation to the risks and returns of major market indices. The Fund commenced investment operations on March 31, 2014, with two classes of shares: Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

LS Theta Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Options

The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund is allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

LS Theta Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended December 31, 2014-2017, and as of and during the six months ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liquid Strategies, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Investor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until April 30, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees.

LS Theta Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

For the six months ended June 30, 2018, the Advisor waived a portion of its advisory fees totaling $144,266. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2018, the amount of these potentially recoverable expenses was $863,052. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2018	$255,404
2019	232,950
2020	230,432
2021	144,266
Total	$863,052

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2018, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2018, are reported on the Statement of Operations.

LS Theta Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Note 4 – Federal Income Taxes

At June 30, 2018, the cost of securities and the proceeds from written options contracts, on a tax basis and gross unrealized appreciation and depreciation on investments and written options contracts for federal income tax purposes were as follows:

Cost of Investments	$395,266,196

Gross unrealized appreciation	$435,381
Gross unrealized depreciation	(7,461,996)

Net unrealized depreciation on investments	$(7,026,615)

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$980,908
Undistributed long-term capital gains	1,446,806
Tax accumulated earnings	2,427,714

Accumulated capital and other losses	-
Net unrealized depreciation on investments	(772,317)
Total accumulated earnings	$1,655,397

The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

Distribution paid from:	2017	2016
Ordinary income	$1,248,473	$120,341
Net long-term capital gains	2,060,759	401,516
Total distributions paid	$3,309,232	$521,857

Note 5 – Redemption Fee

Effective June 23, 2017, the Fund no longer charges a redemption fee. Prior to June 23, 2017, the Fund charged a 2.00% redemption fee on all shares redeemed within 30 days of purchase. Prior to June 23, 2017, the Fund received $2,814, in redemption fees.

Note 6 – Investment Transactions

For the six months ended June 30, 2018, purchases and sales of investments, excluding short-term investments, and options contracts were $108,456,398 and $7,732,816, respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2018, distribution fees incurred are disclosed on the Statement of Operations.

LS Theta Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

LS Theta Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Collateralized Mortgage	$—	$45,333,056	$—	$45,333,056
Corporate Bonds**	—	277,535,548	—	277,535,548
U.S. Government Agencies	—	3,750,428	—	3,750,428
U.S. Treasury Notes	—	61,227,826	—	61,227,826
Purchased Options Contracts	516,150	—	—	516,150
Short-Term Investments
Money Market	4,051,373	—	—	4,051,373
Total Assets	$4,567,523	$387,846,858	$—	$392,414,381

Liabilities
Written Options Contracts	$3,486,000	$688,800	$—	$4,174,800

*	The Fund did not hold any Level 3 securities at period end.

**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended June 30, 2018.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2018 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased Options Contracts, at value	$516,150	Written options contracts, at value	$4,174,800
Total		$516,150		$4,174,800

LS Theta Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$9,669,454	$(18,185,946)	$8,516,492
Total	$9,669,454	$(18,185,946)	$8,516,492

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(1,050,198)	$(879,636)	$(1,929,834)
Total	$(1,050,198)	$(879,636)	$(1,929,834)

The quarterly average volumes of derivative instruments as of June 30, 2018 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Notional Value	$435,553,333
	Written options contracts	Notional Value	$(368,767,500)

Note 12 – Reverse Stock Split

The Fund had a 1 for 5 reverse stock split with the ex and payable dates of August 7, 2015, to shareholders of record as of August 6, 2015. This resulted in a decrease in shares outstanding from 27,994 to 5,599, and an increase in net asset value from $10.05 to $50.23 for the Investor Class, and a decrease in shares outstanding from 1,051,178 to 220,652, and an increase in net asset value from $10.08 to $50.39 for the Institutional Class. This transaction did not change the net assets of the Fund or the value of a shareholder’s account.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

LS Theta Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on June 20-21, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liquid Strategies, LLC (the “Investment Advisor”) with respect to the LS Theta Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the CBOE S&P 500 Put Write Index, the Wilshire Liquid Alternative Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Option Writing fund universe (the “Fund Universe”) for the one- and three-year periods ended March 31, 2018; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was higher than the Wilshire Liquid Alternative Index return and the Peer Group and Fund Universe median returns, but below the CBOE S&P 500 Put Write Index return by 3.54%. The Fund’s total return for the one-year period was below the Wilshire Index return, the Fund Universe and Peer Group median returns, and the CBOE Index return by 2.49%, 3.50%, 3.51%, and 3.85%, respectively. The Trustees noted the Investment Advisor’s belief that the Fund’s focus on generating superior risk adjusted returns and avoiding losses caused it to miss participating in several meaningful recoveries that followed significant market declines in the first quarter of 2018, as increased market volatility had caused the Fund to reduce its exposure just before the markets recovered. The Trustees also noted Broadridge’s observation that the Fund’s volatility management, as measured by its standard deviation, and the Fund’s Sharpe ratio, a statistical measure of its risk-adjusted returns, rank in the top quartile against the Peer Group since the start of 2016.

LS Theta Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.15% and 0.20%, respectively. The Trustees noted the Investment Advisor’s belief that (1) many of the Peer Group funds use option writing as a hedge to their long equity positions, unlike the Fund, which invests by writing put options, and that those funds therefore have lower advisory fees, (2) the Fund’s advisory fee is competitive in comparison to most other mutual funds managed using alternative strategies, and (3) strategies similar to the Fund’s strategy are typically only available to qualified investors through private funds that usually charge a higher advisory fee and a performance-based fee. The Trustees also considered that the advisory fee charged by the Investment Advisor to the Fund is lower than the asset-based fee charged by the Investment Advisor to manage a separate account using similar strategies as the Fund, and that the separate account also pays a performance-based fee.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.11% and 0.25%, respectively. The Trustees noted that the Fund’s total expenses were likely higher than those of the other funds in the Peer Group and Fund Universe because the Fund’s advisory fee was higher than those of the other funds.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2018, noting that the Investment Advisor had waived a portion of its advisory fee. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

LS Theta Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

LS Theta Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and or/service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/18	6/30/18	1/1/18 – 6/30/18
Investor Class	Actual Performance	$1,000.00	$965.80	$7.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.33	7.48
Institutional Class	Actual Performance	1,000.00	966.90	6.08
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.57	6.24

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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LS Theta Fund

A series of Investment Managers Series Trust

Investment Advisor

Liquid Strategies, LLC

Six Concourse Parkway, Suite 3300

Atlanta, Georgia 30328

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
LS Theta Fund - Investor Class	LQTVX	46141P 289
LS Theta Fund - Institutional Class	LQTIX	46141P 271

Privacy Principles of the LS Theta Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the LS Theta Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 8LIQUID (844-854-7843), or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (844) 8LIQUID (844-854-7843), or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (844) 8LIQUID (844-854-7843). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 8LIQUID (844-854-7843).

LS Theta Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 8LIQUID (844-854-7843)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/7/2018